Non-Controlling Interests (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 04, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2014
Noncontrolling Interest [Line Items]
Limited partner units (in shares)		90	90
Distributions to non-controlling interest holders		$ 201	$ 346	$ 492
Buyout of non-controlling interest holders		$ 583	$ 0	$ 0
UnityPoint Clinic Portfolio
Noncontrolling Interest [Line Items]
Buyout of non-controlling interest holders	$ 600
Non-controlling Interests
Noncontrolling Interest [Line Items]
Limited partner units (in shares)					405,908
Units issued to purchase building					$ 10,100
Units issued to fund purchase of A Building (in usd per share)					$ 25.00